SMEAD VALUE FUND
Schedule of Investments
February 28, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS 94.34%
Banks 7.95%
Bank of America Corp.	5,497,339	$188,558,728
JPMorgan Chase & Co.	1,271,913	182,328,728
		370,887,456
Consumer Durables & Apparel 16.01%
DR Horton, Inc.	2,598,726	240,330,180
Lennar Corp. – Class A	2,693,420	260,561,451
NVR, Inc. (a)	47,575	246,134,972
		747,026,603
Diversified Financials 8.76%
American Express Co.	1,622,586	282,313,738
Berkshire Hathaway, Inc. – Class B (a)	170,935	52,165,943
Credit Acceptance Corp. (a)	167,416	74,389,626
		408,869,307
Energy 20.70%
APA Corp.	2,330,631	89,449,618
Chevron Corp.	744,401	119,677,349
ConocoPhillips	2,148,882	222,086,955
Occidental Petroleum Corp.	6,106,809	357,614,735
Ovintiv, Inc.	4,141,145	177,116,771
		965,945,428
Media & Entertainment 3.65%
Warner Bros Discovery, Inc. (a)	10,898,677	170,237,335
Pharmaceuticals, Biotechnology & Life Sciences 12.38%
Amgen, Inc.	1,028,454	238,251,654
Merck & Co., Inc.	2,699,562	286,801,467
Pfizer, Inc.	1,291,962	52,414,898
		577,468,019
Real Estate 10.47%
Macerich Co. (The) – REIT	18,794,274	224,591,574
Simon Property Group, Inc. – REIT	2,162,920	264,070,903
		488,662,477
The accompanying notes are an integral part of these financial statements.
0

SMEAD VALUE FUND
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
	Shares	Value
Retailing 9.75%
eBay, Inc.	2,993,967	$137,423,085
Home Depot, Inc.	415,454	123,198,729
Target Corp.	1,154,577	194,546,225
		455,168,039
Semiconductors & Semiconductor Equipment 1.81%
QUALCOMM, Inc.	685,067	84,626,326
Transportation 2.86%
U-Haul Holding Co.	510,581	32,784,406
U-Haul Holding Co. (Non Voting)	1,809,594	100,667,714
		133,452,120
TOTAL COMMON STOCKS (Cost $3,861,953,574)		4,402,343,110
SHORT-TERM INVESTMENTS 5.53%
Money Market Fund 5.53%
Northern Institutional Treasury Portfolio — Premier Class, 4.28% (b)	258,307,220	258,307,220
TOTAL SHORT-TERM INVESTMENTS (Cost $258,307,220)		258,307,220
TOTAL INVESTMENTS (Cost $4,120,260,794) 99.87%		4,660,650,330
Other Assets in Excess of Liabilities 0.13%		5,997,145
TOTAL NET ASSETS 100%		$4,666,647,475

(a)	Non-income producing security.
(b)	The rate shown is the 1-month performance for the month ended February 28, 2023.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
Smead Value Fund (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are inconformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
Smead Value Fund (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of February 28, 2023:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$4,402,343,110	$—	$—	$4,402,343,110
Total Equity	4,402,343,110	—	—	4,402,343,110
Short-Term Investment	—	258,307,220	—	258,307,220
Total Investments on Securities	$4,402,343,110	$258,307,220	$—	$4,660,650,330

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Fund at February 28, 2023. For the period ended February 28, 2023, there were no transfers into our out of Level 3 for the Fund. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
February 28, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS 80.69%
Austria 5.32%
Financials 5.32%
BAWAG Group AG (a),(b)	75,460	$4,699,147
Canada 30.28%
Consumer Discretionary 2.80%
Canada Goose Holdings, Inc. (b)	131,806	2,477,702
Consumer Staples 1.02%
Alimentation Couche-Tard, Inc.	19,171	899,330
Energy 17.14%
Cenovus Energy, Inc.	327,559	6,039,856
MEG Energy Corp. (b)	466,092	7,364,561
Whitecap Resources, Inc.	227,480	1,743,819
		15,148,236
Materials 9.32%
Interfor Corp. (b)	244,271	4,112,059
West Fraser Timber Co. Ltd.	54,845	4,119,907
		8,231,966
		26,757,234
Denmark 2.83%
Consumer Discretionary 2.83%
Pandora AS	26,443	2,501,748
Germany 1.83%
Consumer Discretionary 1.83%
Bayerische Motoren Werke AG	15,658	1,618,464
Italy 10.36%
Financials 10.36%
Assicurazioni Generali SpA	171,537	3,393,683
UniCredit SpA	281,414	5,757,869
		9,151,552
Netherlands 1.32%
Telecommunication Services 1.32%
Universal Music Group NV	49,353	1,166,140
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
	Shares	Value
Norway 5.69%
Energy 5.69%
Frontline PLC	271,585	$5,026,969
Spain 3.50%
Financials 3.50%
Bankinter SA	439,385	3,091,431
United Kingdom 13.07%
Consumer Discretionary 6.25%
Bellway PLC	40,595	1,081,077
Berkeley Group Holdings PLC	28,105	1,415,761
Next PLC	17,949	1,474,078
WH Smith PLC	81,864	1,554,703
		5,525,619
Financials 3.73%
Lloyds Banking Group PLC	2,371,148	1,497,585
NatWest Group PLC	511,490	1,797,297
		3,294,882
Industrials 3.09%
IWG PLC (b)	1,241,779	2,727,391
		11,547,892
United States 6.49%
Energy 6.49%
Occidental Petroleum Corp.	97,896	5,732,790
TOTAL COMMON STOCKS (Cost $63,159,152)		71,293,367
PREFERRED STOCKS 9.36%
Germany 9.36%
Consumer Discretionary 9.36%
Dr Ing hc F Porsche AG (b)	10,952	1,321,099
Porsche Automobil Holding SE, 4.78% (c)	61,244	3,481,015
Volkswagen AG, 5.84% (c)	25,416	3,469,169
TOTAL PREFERRED STOCKS (Cost $10,337,832)		8,271,283
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)
	Shares	Value
WARRANTS 6.99%
United States 6.99%
Energy 6.99%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	167,697	6,181,311
TOTAL WARRANTS (Cost $2,823,304)		6,181,311
SHORT-TERM INVESTMENTS 2.44%
Money Market Fund 2.44%
Northern Institutional Treasury Portfolio — Premier Class, 4.28% (d)	2,154,794	2,154,794
TOTAL SHORT-TERM INVESTMENTS (Cost $2,154,794)		2,154,794
TOTAL INVESTMENTS (Cost $78,475,082) 99.48%		87,900,755
Other Assets in Excess of Liabilities 0.52%		458,531
TOTAL NET ASSETS 100.00%		$88,359,286

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the value of this security totaled $4,699,147 or 5.32% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 1-month performance for the month ended February 28, 2023.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements
Smead International Value Fund (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are inconformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements (Continued)
Smead International Value Fund (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of February 28, 2023:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$37,516,993	$33,776,374	$—	$71,293,367
Preferred Stocks	—	8,271,283	—	8,271,283
Warrants	6,181,311	—	—	6,181,311
Total Equity	43,698,304	42,047,657	—	85,745,961
Short-Term Investment	—	2,154,794	—	2,154,794
Total Investments on Securities	$43,698,304	$44,202,451	$—	$87,900,755

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Fund at February 28, 2023. For the period ended February 28, 2023, there were no transfers into our out of Level 3 for the Fund. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.